Segment Information - Summary of Geographical Information (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2019 TWD ($)
Disclosure Of Geographical Areas [Line Items]
Operating revenue	$ 6,992	$ 209,140	$ 62,324	$ 49,635
Non-current assets (Note)	8,891		210,217	183,395	$ 265,937
Taiwan
Disclosure Of Geographical Areas [Line Items]
Operating revenue	1,972	58,970	52,100	49,635
Non-current assets (Note)	8,249		202,724	176,727	246,719
China
Disclosure Of Geographical Areas [Line Items]
Operating revenue	4,775	142,840
Non-current assets (Note)			11	23
Others
Disclosure Of Geographical Areas [Line Items]
Operating revenue	245	$ 7,330	10,224
Non-current assets (Note)	$ 642		$ 7,482	$ 6,645	$ 19,218